Pension Plan	12 Months Ended
Dec. 31, 2022
Disclosure of defined benefit plans [abstract]
Pension Plan

22. Pension Plan

The Company maintains a defined contribution pension plan for its permanent employees. The Company matches the contributions made by employees who elect to participate in the plan up to a maximum percentage of their annual salary. The Company’s contributions recognized as an expense, for continuing and discontinued operations in aggregate, for the year ended December 31, 2022 amounted to $299 ($598 and $1,055 for the years ended December 31, 2021 and 2020, respectively).